Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Summary of Costs Incurred for Key Management Personnel
Key management personnel compensation comprised:

	2021	2020

Short-term benefits	14,427	13,906

Post-employment benefits	793	704

Equity-settled share-based payment transactions	11,031	4,627

Cash-settled share-based payment transactions	-	1,086

	26,251	20,323